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                          Massachusetts Investors Trust
                   Massachusetts Investors Growth Stock Fund
                             MFS Capital Growth Fund
                            MFS Emerging Growth Fund
                        MFS Gold & Natural Resources Fund
                          MFS Growth Opportunities Fund
                            MFS Managed Sectors Fund
                                  MFS OTC Fund
                                MFS Research Fund
                                 MFS Value Fund
                              MFS Total Return Fund
                               MFS Utilities Fund
                                  MFS Bond Fund
                          MFS Government Mortgage Fund
                         MFS Government Securities Fund
                              MFS High Income Fund
                          MFS Intermediate Income Fund
                            MFS Strategic Income Fund
                      MFS Government Limited Maturity Fund
                            MFS Limited Maturity Fund
                              MFS World Equity Fund
                           MFS World Governments Fund
                              MFS World Growth Fund
                           MFS World Total Return Fund
                         MFS World Asset Allocation Fund
                              MFS Cash Reserve Fund
                        MFS Government Money Market Fund
                              MFS Money Market Fund


                      Supplement to the Current Prospectus

Class A shares of the Fund may be purchased at net asset value by retirement plans whose third party administrators have entered into an agreement with MFS Fund Distributors, Inc. ("MFD") or one or more of its affiliates to perform certain administrative services, subject to certain operational requirements specified from time to time by MFD or its affiliates.

In lieu of the sales commission and service fees normally paid by MFD to broker-dealers of record as described in the Prospectus, MFD has agreed to pay Bear, Stearns & Co. Inc. the following amounts with respect to Class A shares of the Fund purchased through a special retirement plan program offered by a third party administrator: (i) an amount equal to 0.05% per annum of the average daily net assets invested in shares of the Fund pursuant to such program, and (ii) an amount equal to 0.20% of the net asset value of all new purchases of shares of the Fund made through such program, subject to a refund in the event that such shares are redeemed within 36 months.


                The date of this Supplement is February 1, 1995.